Income Taxes - Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Impairment of asset	$ 0	$ 0
Net operating loss and carryforwards	9,389,000	10,444,529
Alternative minimum tax	62,000
Equity-based compensation expense	284,000	207,000
Deferred rent
Accrued compensation
Total deferred tax assets	9,735,000	10,651,529
Origination fee income
Partnership basis differences	(1,030,000)	(781,947)
Fixed assets
Other
Total deferred tax liabilities	(1,030,000)	(781,947)
Net deferred tax asset before valuation allowance	8,705,000	9,869,582
Valuation allowance	(8,705,000)	(9,869,582)
Total net deferred tax assets	$ 0	$ 0